Accounts Receivable, Net - Schedule of Accounts Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Receivables [Abstract]
Accounts receivable	$ 38,273	$ 47,386
Less: Allowance for doubtful accounts	(9,352)	(12,111)	(7,875)	(4,150)
Accounts receivable, net	$ 28,921	$ 35,275